The Acquirers Fund
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Communications - 3.2%
VeriSign, Inc.	4,371	$1,067,529

Consumer, Cyclical - 28.3% (a)
Bath & Body Works, Inc.	54,330	1,184,394
Buckle, Inc.	19,289	912,370
Crocs, Inc. (b)	12,118	1,016,943
Deckers Outdoor Corp. (b)	10,848	1,294,600
Dillard's, Inc. - Class A	1,656	1,006,119
Domino's Pizza, Inc.	2,484	1,019,260
Lululemon Athletica, Inc. (b)	5,107	891,171
Williams-Sonoma, Inc.	5,626	1,151,361
Yum! Brands, Inc.	6,899	1,072,795
		9,549,013

Consumer, Non-cyclical - 15.4%
Altria Group, Inc.	18,337	1,136,711
BellRing Brands, Inc. (b)	37,154	924,020
Cal-Maine Foods, Inc.	12,466	1,041,285
H&R Block, Inc.	24,680	973,626
National Beverage Corp. (b)	32,988	1,124,231
		5,199,873

Energy - 17.6%
APA Corp.	44,034	1,162,938
Chord Energy Corp.	11,788	1,181,629
Devon Energy Corp.	29,661	1,192,669
Magnolia Oil & Gas Corp. - Class A	48,920	1,247,949
Matador Resources Co.	25,770	1,165,835
		5,951,020

Financial - 6.2%
Artisan Partners Asset Management, Inc. - Class A	25,853	1,150,976
Synchrony Financial	12,740	925,306
		2,076,282

Industrial - 29.1% (a)
Boise Cascade Co.	14,358	1,160,270
Builders FirstSource, Inc. (b)	10,362	1,185,413
Hafnia Ltd.	200,203	1,229,246
Louisiana-Pacific Corp.	13,443	1,125,717
Matson, Inc.	8,584	1,376,015
Mueller Industries, Inc.	9,381	1,277,129
Old Dominion Freight Line, Inc.	6,856	1,187,459
Trex Co., Inc. (b)	30,404	1,259,334
		9,800,583
TOTAL COMMON STOCKS (Cost $33,666,708)		33,644,300

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0% (c)	Shares	Value
First American Government Obligations Fund - Class X, 3.61% (d)	5,000	5,000
First American Treasury Obligations Fund - Class X, 3.59% (d)	5,000	5,000
TOTAL MONEY MARKET FUNDS (Cost $10,000)		10,000

TOTAL INVESTMENTS - 99.8% (Cost $33,676,708)		33,654,300
Other Assets in Excess of Liabilities - 0.2%		83,608
TOTAL NET ASSETS - 100.0%		$33,737,908

Percentages are stated as a percent of net assets.

(a)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

The Acquirers Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$33,644,300	$–	$–	$33,644,300
Money Market Funds	10,000	–	–	10,000
Total Investments	$33,654,300	$–	$–	$33,654,300

Refer to the Schedule of Investments for further disaggregation of investment categories.